Document and Entity Information	Jan. 28, 2021
Document And Entity Information [Line Items]
Entity Registrant Name	BANK OF AMERICA CORP /DE/
Amendment Flag	false
Entity Central Index Key	0000070858
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Jan. 28, 2021
Entity Incorporation State Country Code	DE
Entity File Number	1-6523
Entity Tax Identification Number	56-0906609
Entity Address, Address Line One	100 North Tryon Street
Entity Address, City or Town	Charlotte
Entity Address, State or Province	NC
Entity Address, Postal Zip Code	28255
City Area Code	(704)
Local Phone Number	386-5681
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, par value $0.01 per share
Trading Symbol	BAC
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of Floating Rate Non-Cumulative Preferred Stock, Series E
Trading Symbol	BAC PrE
Security Exchange Name	NYSE
Series CC Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 6.200% Non-Cumulative Preferred Stock, Series CC
Trading Symbol	BAC PrC
Security Exchange Name	NYSE
Series EE Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 6.000% Non-Cumulative Preferred Stock, Series EE
Trading Symbol	BAC PrA
Security Exchange Name	NYSE
Series GG Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 6.000% Non-Cumulative Preferred Stock, Series GG
Trading Symbol	BAC PrB
Security Exchange Name	NYSE
Series HH Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.875% Non-Cumulative Preferred Stock, Series HH
Trading Symbol	BAC PrK
Security Exchange Name	NYSE
Series L Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	7.25% Non-Cumulative Perpetual Convertible Preferred Stock, Series L
Trading Symbol	BAC PrL
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 14 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrG
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 21 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrH
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 42 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrJ
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11200th Interest In A Share Of Bank Of America Corporation Floating Rate Not Cumulative Preferred Stock Series 53 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,200th interest in a share of Bank of America Corporation Floating Rate Non-Cumulative Preferred Stock
Trading Symbol	BML PrL
Security Exchange Name	NYSE
Floating Rate Preferred Hybrid Income Term Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	Floating Rate Preferred Hybrid Income Term Securities of BAC Capital Trust XIII (and the guarantee related thereto)
Trading Symbol	BAC/PF
Security Exchange Name	NYSE
A 5.63 Fixedto Floating Rate Preferred Hybrid Income Term Securities [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.63% Fixed to Floating Rate Preferred Hybrid Income Term Securities of BAC Capital Trust XIV (and the guarantee related thereto)
Trading Symbol	BAC/PG
Security Exchange Name	NYSE
Income Capital Obligation Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Income Capital Obligation Notes initially due December 15, 2066 of Bank of America Corporation
Trading Symbol	MER PrK
Security Exchange Name	NYSE
Senior Medium Term Notes Series A Step Up Callable Notes [Member]
Document And Entity Information [Line Items]
Security 12b Title	Senior Medium-Term Notes, Series A, Step Up Callable Notes, due November 28, 2031 of BofA Finance LLC (and the guarantee of the Registrant with
Trading Symbol	BAC/31B
Security Exchange Name	NYSE
Series KK Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.375% Non-Cumulative Preferred Stock, Series KK
Trading Symbol	BAC PrM
Security Exchange Name	NYSE
Series LL Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 5.000% Non-Cumulative Preferred Stock, Series LL
Trading Symbol	BAC PrN
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of 4.375 Not Cumulative Preferred Stock Series Nn 6 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.375% Non-Cumulative Preferred Stock, Series NN
Trading Symbol	BAC PrO
Security Exchange Name	NYSE
Depositary Shares Each Representing A 11000th Interest In A Share Of 4.125 Not Cumulative Preferred Stock Series Pp 5 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/1,000th interest in a share of 4.125% Non-Cumulative Preferred Stock, Series PP
Trading Symbol	BAC PrP
Security Exchange Name	NYSE